NET LOSS PER SHARE - Shares outstanding were excluded from the calculation of diluted net loss per ordinary share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive securities excluded from computation of earnings per share
Shares outstanding excluded from calculation of diluted net loss per ordinary share	3,332,748	5,139,334	4,392,092
Share options
Antidilutive securities excluded from computation of earnings per share
Shares outstanding excluded from calculation of diluted net loss per ordinary share	3,315,748	4,556,458	4,008,558
Nonvested shares
Antidilutive securities excluded from computation of earnings per share
Shares outstanding excluded from calculation of diluted net loss per ordinary share	17,000	582,876	383,534